Property and Equipment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment [Abstract]
Purchase of property and equipment	€ 1,996	€ 19,333
Depreciation of property and equipment	€ 5,829	€ 10,051